Bank Borrowings - Schedule of Reconciliation of Liabilities Arising From Financing Activities (Details)		12 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2024 USD ($)
Bank borrowing
As of January 1		RM 2,909,469	$ 650,830	RM 540,087
Proceeds from borrowing		1,000,000	223,693	2,699,992	RM 350,000
Scheduled repayment		(908,930)	(203,322)	(495,101)
Non-cash changes
Finance cost		262,176	58,647	164,491	36,399
As of December 31		3,262,715	729,848	2,909,469	540,087
Lease liability
As of January 1		209,571	46,880	245,393
Scheduled repayment		(57,084)	(12,769)	(104,784)	(197,553)
Non-cash changes
Addition during the year				322,505
Imputed interest		10,090	2,257	13,035
Termination				(266,578)
As of December 31		162,577	36,368	209,571	245,393
Amount due from/(to) director
As of January 1		(137,181)	(30,686)	289,734
(Repayment)/Advance		137,181	30,686	(550,351)	(563,857)
Non-Cash changes
Deferred consideration				390,390
Deconsolidation of Sagfood (Malaysia) Sdn Bhd	[1]			(266,954)
As of December 31				(137,181)	289,734
Amount due from/(to) shareholders
As of January 1		(886)	(198)	95,766
Repayment		886	198	(30,852)	(222,701)
Non-Cash changes
Deconsolidation of Sagfood (Malaysia) Sdn Bhd	[1]			(65,800)
As of December 31				(886)	95,766
Amount due from/(to) related parties
As of January 1				773,817
(Repayment)				(1,063,118)	36,249
Non-Cash changes
Deconsolidation of Sagfood (Malaysia) Sdn Bhd (net)	[1]			289,301
As of December 31					RM 773,817

[1]	Deconsolidation of Sagfood (Malaysia) Sdn Bhd, as a result of disposal of entire equity interest on June 30, 2023.